SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 279,837	$ 108,945	$ 326,515
Credit cards	341,884	55,180	240,989
Warranty reserve	140,000	140,000	140,000
Sales tax payable	103,530	105,563	43,891
Other accrued liabilities	1,957,816	589,619	374,100
Total accrued and other current liabilities	2,823,067	999,307	1,125,495
Total accrued and other current liabilities	$ 2,823,067	$ 999,307	$ 1,125,495